UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period:  July 31, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report
July 31, 2018

Volshares Large Cap ETF
Ticker: VSL

Volshares Large Cap ETF

Volshares Large Cap ETF

July 31, 2018

Dear Volshares Shareholders,

Thank you for your investment in the Volshares Large Cap ETF (“VSL” or the “Fund”). This is the Semi-Annual Report to Shareholders that covers the period from inception on February 22, 2018 through July 31, 2018 (the “Period”).

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Volshares Large Cap Index (the “Index”).

For the Period, the VSL market price return was 2.26% and its NAV return was 3.21%. During the same Period, the underlying Index returned 4.03% while the S&P 500 Index (SPX), a broad market index, had a total return of 4.98%. VSL also distributed two dividend payouts; the ex-dates were March 13, 2018 with a rate of 0.0575 per share and June 12, 2018 with a rate of 0.0869 per share.

The Fund builds its portfolio by looking for companies that exhibit low volatility characteristics, but also demonstrate price momentum that could deliver above average returns. The Fund uses the Whitford Model, which analyzes the market sentiment for each company in the starting universe of the 500 largest companies based on the proximity of each company’s opening and closing prices to their mean, and its volatility to identify the most attractive securities in terms of their potential for short- term appreciation relative to their expected volatility. With an emphasis on RVIX “realized volatility” and market sentiment.

Whitford’s methodology ranks the 500 large cap stocks based on low volatility and market sentiment as measured by the average weekly prices, which are run through our algorithm.  The twenty-five stocks with the lowest model scores are selected each week for purchase.  These stocks are given an equal weighting of four percent (4%) allocation in the portfolio.

For the Period, the portfolio on average was underweighted in Information Technology, Health Care, Financials, Consumer Staples, Energy and Telecommunication Services.  The performance drag was largely due to the significant underweighting of Info Tech stocks and Energy, which were also the strongest performers in the Index.  The key performance drivers for VSL were overweight exposures to Consumer Discretionary and Utilities.  Overall performance was restrained by the weak markets in general as volatility increased sharply in February.  Volatility as measured by the Cboe Volatility Index (the “VIX”), increased from a low of 8.92 in January to 37.32 in February.  The VIX slowly retraced its path to a tight range of approximately 14-20.  The decline in volatility was accompanied by exogenous forces that kept investors guarded in the activities.  Some were positive while others were warning signs of a range bound market.

The promised federal income tax cuts were in place, which boosted investor confidence and put more dollars in consumer’s pockets and corporate coffers.  The

Volshares Large Cap ETF

renewed economic activity nudged the Federal Reserve to finally begin to reverse its long held practice of artificially suppressing interest rates.  Additionally, domestic political noise over suspected Russian interference in the 2016 election began to rise to a fevered pitch.  President Trump for better or worse began to deliver on his campaign promises.  First, trade deals were being negotiated to the dismay of companies with high levels of exports.  President Trump began a series of diplomatic efforts, to end future expansion of nuclear weapons in North Korea and Iran.

These events triggered our model to produce a wide range of sector allocations throughout this time period.  Listed below is a portfolio breakdown of the percentage allocations as they compare the S&P 500.

As of July 31, 2018, the fund’s percentage allocation of assets vs. S&P 500 percentage allocation were invested in the following sectors; Informational Technology at 20% vs. 20.4%, Healthcare 8% vs. 14.7%, Consumer Discretionary 20% vs. 12.9%, Financials 32% vs. 12.7%, Consumer Staples 4% vs. 10.7%, Industrials 0% vs. 10.1%, Energy 0% vs. 6.6%, Utilities 8% vs. 3.4%, Real Estate 4% vs. 2.9%, Materials 4% vs. 2.8% and Telecommunication Services 0% vs. 2.8%.

The average for the Fund’s percentage allocation of assets vs. S&P 500 percentage allocation during the Period were; Informational Technology at 9.2% vs. 20.4%, Healthcare 11.2% vs. 14.7%, Consumer Discretionary 19.6% vs. 12.9%, Financials 10.4% vs. 12.7%, Consumer Staples 6.2% vs. 10.7%, Industrials 14.2% vs. 10.1%, Energy 2.4% vs. 6.6%, Utilities 11.8% vs. 3.4%, Real Estate 7.8% vs. 2.9%, Materials 5.6% vs. 2.8% and Telecommunication Services 1.2% vs. 2.8%.

In conclusion, in reviewing the average allocations vs. one time period “one weekly trade” an observation can be made that the portfolio, through its weekly re-balance took advantage of market sentiment in up markets while its leaning to low volatile stock offered a bit of a hedge in down markets.

Kindest regards,

Dominic J. Catrambone
President
Whitford Asset Management, LLC

Must be preceded or accompanied by a prospectus.  Past performance is not a guarantee of future results.

The Fund is an exchanged-traded fund (“ETF”). The net asset value (“NAV”) of the Fund is determined at the close of each business day, and represents the dollar value of one share of the Fund; it is calculated by taking the total assets of the Fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV of the Fund is not necessarily the same as its intraday trading value. Fund investors should not expect to buy or sell shares at NAV because shares of ETFs, such as the Fund, are bought and sold at market price (not NAV) and are not individual- ly redeemed from the Fund. Thus, shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commission

Volshares Large Cap ETF

will reduce returns. NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV, and include the reinvestment of all dividends and other distributions (reinvested at the Fund’s NAV on distribution ex-date). Market price returns are calculated using the 4:00 p.m. EST midpoint between the bid and offer, and include the reinvestment of all dividends and other distributions (reinvested at the 4:00 p.m. EST bid/offer midpoint on distribution ex-date). Market price returns do not represent the return you would receive if you traded at other times.

The Fund’s benchmark is the S&P 500 Index (TR) “Total Return”, the index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

All investments involve risk. Principal loss is possible. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund may trade all or a significant portion of the securities in its portfolio in connection with each weekly reconstitution of its Index. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. The Fund is not actively managed, and the Fund’s adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

Volshares Large Cap Index - Construction of the Index begins with the constituents of the Solactive US Large Cap Index (the “Equity Universe”), generally the 500 largest U.S.-listed common stocks and real estate investment trusts (“REITs”). The opening and closing prices for each company in the Equity Universe are utilized by the Whitford Model to identify the twenty-five companies with a combination of the highest likelihood of appreciation over the next one-week period and the lowest volatility compared to traditional market capitalization-based equity indexes.

The Volatility Index, or VIX, is an index created by the Chicago Board Options Exchange (CBOE), which shows the market’s expectation of 30-day volatility. It is constructed using the implied volatilities on S&P 500 index options. This volatility is meant to be forward looking, is calculated from both calls and puts, and is a widely used measure of market risk.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change at any time and are not a recommendation to buy or sell any security.  Please refer to the Schedule of Investments for a complete list of Fund holdings.

The Volshares Large Cap ETF is distributed by Quasar Distributors, LLC.

Volshares Large Cap ETF

PORTFOLIO ALLOCATION
As of July 31, 2018 (Unaudited)

Percentage of
Sector	Net Assets
Manufacturing	28.4%
Information	19.3
Utilities	12.1
Mining, Quarrying and Oil and Gas Extraction	8.5
Finance and Insurance	7.9
Professional, Scientific, and Technical Services	7.9
Transportation and Warehousing	4.1
Arts, Entertainment, and Recreation	4.0
Retail Trade	3.9
Wholesale Trade	3.8
Short-Term Investments	0.1
Liabilities in Excess of Other Assets	0.0 +
Total	100.0%

+	Less than 0.05%.
	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Volshares Large Cap ETF

SCHEDULE OF INVESTMENTS
July 31, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS – 99.9%

	Arts, Entertainment, and Recreation – 4.0%
154	Wynn Resorts, Ltd.	$25,684

	Finance and Insurance – 7.9%
135	Aetna, Inc.	25,433
453	XL Group, Ltd.	25,472
		50,905
	Information – 19.3%
578	CA, Inc.	25,554
445	CBS Corporation – Class B	23,438
522	Oracle Corporation	24,889
159	SBA Communications Corporation (a)(b)	25,162
275	Synopsys, Inc. (a)	24,593
		123,636
	Manufacturing – 28.4%
186	Alexion Pharmaceuticals, Inc. (a)	24,730
541	Archer-Daniels-Midland Company	26,108
180	Ecolab, Inc.	25,326
1,180	Goodyear Tire & Rubber Company	28,568
365	Incyte Corporation (a)	24,287
148	Lam Research Corporation	28,215
102	NVIDIA Corporation	24,976
		182,210
	Mining, Quarrying, and Oil and Gas Extraction – 8.5%
434	Helmerich & Payne, Inc.	26,626
227	Phillips 66	27,998
		54,624
	Professional, Scientific, and Technical Services – 7.9%
153	Accenture Plc – Class A	24,377
132	Amgen, Inc.	25,945
		50,322
	Retail Trade – 3.9%
14	Amazon.com, Inc. (a)	24,884

The accompanying notes are an integral part of these financial statements.

Volshares Large Cap ETF

SCHEDULE OF INVESTMENTS
July 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS – 99.9% (Continued)

	Transportation and Warehousing – 4.1%
231	Royal Caribbean Cruises, Ltd.	$26,048

	Utilities – 12.1%
366	American Electric Power Company, Inc.	26,037
329	Consolidated Edison, Inc.	25,968
359	Dominion Energy, Inc.	25,744
		77,749
	Wholesale Trade – 3.8%
300	AmerisourceBergen Corporation	24,549
	TOTAL COMMON STOCKS (Cost $638,811)	640,611

	SHORT-TERM INVESTMENTS – 0.1%
951	First American Government Obligations Fund,
	Class X, 1.81%*	951
	TOTAL SHORT-TERM INVESTMENTS (Cost $951)	951
	TOTAL INVESTMENTS – 100.0% (Cost $639,762)	641,562
	Liabilities in Excess of Other Assets – 0.0%+	(77)
	NET ASSETS – 100.0%	$641,485

Percentages are stated as a percent of net assets.

(a)	Non-income producing security
(b)	Real Estate Investment Trust (“REIT”)
*	Rate shown is the annualized seven-day yield as of July 31, 2018.
+	Less than 0.05%.

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.  See Note 6 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Volshares Large Cap ETF

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2018 (Unaudited)

ASSETS
Investments in securities, at value (Cost $639,762)	$641,562
Dividends and interest receivable	677
Total assets	642,239
LIABILITIES
Management fees payable	754
Total liabilities	754
NET ASSETS	$641,485

Net Assets Consist of:
Paid-in capital	$589,717
Undistributed (accumulated) net investment income (loss)	3,728
Accumulated net realized gain (loss) on investments	46,240
Net unrealized appreciation (depreciation) on investments	1,800
Net assets	$641,485

Net Asset Value:
Net assets	$641,485
Shares outstanding^	25,000
Net asset value, offering and redemption price per share	$25.66

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Volshares Large Cap ETF

STATEMENT OF OPERATIONS
For the Period Ended July 31, 2018* (Unaudited)

INCOME
Dividends	$29,447
Interest	26
Total investment income	29,473

EXPENSES
Management fees	7,696
Total expenses	7,696
Net investment income (loss)	21,777

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	46,240
Change in unrealized appreciation (depreciation) on investments	1,800
Net realized and unrealized gain (loss) on investments	48,040
Net increase (decrease) in net assets
resulting from operations	$69,817

*	The Fund commenced operations on February 22, 2018. The information presented is for the period from February 22, 2018 to July 31, 2018.

The accompanying notes are an integral part of these financial statements.

Volshares Large Cap ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
July 31, 2018*
(Unaudited)
OPERATIONS
Net investment income (loss)	$21,777
Net realized gain (loss) on investments	46,240
Change in unrealized appreciation (depreciation)
on investments	1,800
Net increase (decrease) in net assets
resulting from operations	69,817

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(18,049)
Total distribution to shareholders	(18,049)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	11,456,212
Payments for shares redeemed	(10,866,495)
Net increase (decrease) in net assets derived
from capital share transactions (a)	589,717
Net increase (decrease) in net assets	$641,485

NET ASSETS
Beginning of period	$—
End of period	$641,485
Undistributed (accumulated) net
investment income (loss)	$3,728

(a)  A summary of capital share transactions is as follows:
Period Ended
July 31, 2018*
(Unaudited)
Shares
Subscriptions	450,000
Redemptions	(425,000)
Net increase (decrease)	25,000

*	The Fund commenced operations on February 22, 2018. The information presented is for the period from February 22, 2018 to July 31, 2018.

The accompanying notes are an integral part of these financial statements.

Volshares Large Cap ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	July 31, 2018(1)
	(Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.20
Net realized and unrealized gain (loss) on investments	0.60
Total from investment operations	0.80

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(0.14)
Total distributions	(0.14)

Net asset value, end of period	$25.66

Total return	3.21	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$641

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.65	%(4)
Net investment income (loss) to average net assets	1.84	%(4)
Portfolio turnover rate(5)	2,171	%(3)

(1)	Commencement of operations on February 22, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

Volshares Large Cap ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Volshares Large Cap Index (the “Index”).  The Fund commenced operations on February 22, 2018.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2018 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2018 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$640,611	$—	$—	$640,611
Short-Term Investments	951	—	—	951
Total Investments
in Securities	$641,562	$—	$—	$641,562

^ See Schedule of Investments for breakout of investments by sector.

Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2018, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended July 31, 2018, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2018 (Unaudited) (Continued)

capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for the potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to July 31, 2018, that materially impacted the amounts or disclosures in the Fund’s financial statements.

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2018 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Whitford Asset Management LLC (“the Adviser”) serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”) transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.65% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s custodian, transfer agent, and  fund accountant. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the period ended July 31, 2018, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $56,132,731 and $56,275,025, respectively.

During the period ended July 31, 2018, there were no purchases or sales of U.S. Government securities.

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2018 (Unaudited) (Continued)

During the period ended July 31, 2018, in-kind transactions associated with creations and redemptions were $11,438,311 and $10,703,446, respectively.

NOTE 5 – INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the period ended July 31, 2018. Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted on the Schedule of Investments. The tax character of distributions paid by the Fund during the period ended July 31, 2018 was $18,049 of ordinary income.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day.  Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the capital share transactions section in the Statement of

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2018 (Unaudited) (Continued)

Changes in Net Assets. There were no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISKS

Sector Risk. To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Volshares Large Cap ETF

EXPENSE EXAMPLE
For the Period Ended July 31, 2018 (Unaudited)

As a shareholder of Volshares Large Cap ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 22, 2018 – July 31, 2018).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Volshares Large Cap ETF

EXPENSE EXAMPLE
For the Period Ended July 31, 2018 (Unaudited) (Continued)

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	February 22, 2018(1)	July 31, 2018	During the Period
Actual	$1,000.00	$1,032.10	$2.88(2)
Hypothetical (5% annual	$1,000.00	$1,021.57	$3.26(3)
return before expenses)

(1)	Fund Commencement.
(2)
The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.65%, multiplied by the average account value during the period, multiplied by the number of days in the most recent period, 159 days, and divided by the number of days in the most recent twelve-month period, 365 days.

(3)
The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.65%, multiplied by the average account value during the six-month period, 181 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Volshares Large Cap ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 18, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•	the Advisory Agreement (the “Advisory Agreement”) between Whitford Asset Management LLC (the “Adviser”) and the Trust, on behalf of the Volshares Large Cap ETF (the “Fund”), and

•	the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of the Fund, and Vident Investment Advisory, LLC (the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) the cost of the services provided and the profits realized by the Adviser and its affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale have been or are expected to be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) any other financial benefits to the Adviser, the Sub-Adviser, and their affiliates resulting from services rendered to the Fund.

Prior to the Meeting, representatives from the Adviser and Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate each firm’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and Sub-Adviser provided overviews of their advisory businesses, including key personnel and compliance programs. The Board then discussed the written materials and oral presentations that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and

Volshares Large Cap ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

the report from the Trust’s CCO regarding his review of the Adviser’s compliance program. The Board considered that it had discussed with the Adviser the various resources expected to be used to implement the firm’s investment strategy, including the Adviser’s personnel and marketing plans. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s key personnel and the ownership structure of the firm.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, oversight of the Sub-Adviser, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieved its investment objectives as a passively-managed fund.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that performance of the Fund, thus, was not a relevant factor in their deliberations. The Board also considered that, because the Fund is designed to track the performance of an index and the trading for the Fund would be handled by the Sub-Adviser, the Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s oversight of the Sub-Adviser’s services, including whether the Fund’s performance exhibited significant tracking error.

Cost of Services Provided and Economies of Scale. The Board reviewed the estimated expense ratio for the Fund and compared it to the universe of the most direct competitors for the Fund, as identified by management (the “Selected Peer Group”). The Board noted that the expense ratio for the Fund was well below the median of the Selected Peer Group and among the lowest of the passively-managed funds in the Selected Peer Group.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The

Volshares Large Cap ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

Board determined that such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund was generally unpredictable. The Board noted that it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Fund, as well as other ETFs, including certain series of the Trust. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and its experience providing investment management services to other ETFs, including other series of the Trust. The Sub-Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would be sub-advising.

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to the Fund. The Board also considered that,

Volshares Large Cap ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

because the investment objective of the Fund is to track the performance of an index, the Board in the future would focus on the extent to which the Fund achieved its investment objective as a passively-managed fund.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees to be paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser based on the nature and expected size of the Fund. The Board further determined that the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other similar series of the Trust and other funds managed by the Sub-Adviser. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s profitability with respect to the Fund.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement at the Meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Volshares Large Cap ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.volsharesetfs.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.volsharesetfs.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.volsharesetfs.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trades on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.volsharesetfs.com.

(This Page Intentionally Left Blank.)

Adviser
Whitford Asset Management LLC
43 Leopard Road, Suite 201
Paoli, Pennsylvania 19301

Sub-Adviser
Vident Investment Advisory, LLC
300 Colonial Center Pkwy, Suite 330
Roswell, Georgia 30076

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Volshares Large Cap ETF
Symbol – VSL
CUSIP – 26922A495

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Assistant Treasurer (acting principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and acting principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    September 28, 2018

By (Signature and Title)*    /s/Elizabeth A. Winske
Elizabeth A. Winske, Assistant Treasurer (acting principal financial officer)

Date    September 28, 2018

* Print the name and title of each signing officer under his or her signature.